UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 96.9%
Health Care 96.9%
Biotechnology 23.1%
Acorda Therapeutics, Inc.*	12,398	324,332
Alexion Pharmaceuticals, Inc.*	41,814	3,501,086
Alkermes PLC*	72,847	1,282,836
Amarin Corp. PLC (ADR)* (a)	59,058	457,699
Amgen, Inc.	86,773	5,896,225
Amylin Pharmaceuticals, Inc.* (a)	20,977	358,497
ARIAD Pharmaceuticals, Inc.* (a)	45,045	645,945
ArQule, Inc.*	60,661	430,693
Biogen Idec, Inc.*	28,048	3,266,750
BioMarin Pharmaceutical, Inc.* (a)	58,948	2,107,391
Celgene Corp.*	68,954	5,056,052
Dendreon Corp.* (a)	12,403	139,658
Exelixis, Inc.* (a)	40,521	230,159
Gen-Probe, Inc.*	7,320	499,810
Gilead Sciences, Inc.*	84,010	3,822,455
GTx, Inc.* (a)	23,244	80,424
Halozyme Therapeutics, Inc.*	116,319	1,338,832
Human Genome Sciences, Inc.* (a)	92,998	732,824
Idenix Pharmaceuticals, Inc.* (a)	54,284	638,923
ImmunoGen, Inc.* (a)	70,726	973,897
Immunomedics, Inc.* (a)	138,334	492,469
Incyte Corp.* (a)	125,867	2,134,704
InterMune, Inc.* (a)	13,800	185,196
Lexicon Pharmaceuticals, Inc.* (a)	80,000	136,000
Medivation, Inc.* (a)	8,986	588,673
Onyx Pharmaceuticals, Inc.*	23,209	889,369
Regeneron Pharmaceuticals, Inc.*	5,083	532,648
Savient Pharmaceuticals, Inc.* (a)	28,570	57,426
Theravance, Inc.* (a)	10,275	192,142
United Therapeutics Corp.*	25,277	1,206,471
Vertex Pharmaceuticals, Inc.*	65,093	2,533,420

		40,733,006
Health Care Services 22.0%
Aetna, Inc.	52,376	2,449,102
Allscripts Healthcare Solutions, Inc.*	34,633	669,110
Cardinal Health, Inc.	41,019	1,704,339
Centene Corp.*	45,400	2,215,520
Cerner Corp.*	22,603	1,668,780
CIGNA Corp.	48,927	2,158,170
Coventry Health Care, Inc.*	25,146	822,023
CVS Caremark Corp.	35,494	1,600,779
DaVita, Inc.*	11,714	1,013,847
Express Scripts, Inc.*	50,080	2,670,766
Fresenius Medical Care AG & Co. KGaA	25,572	1,790,765
Humana, Inc.	18,264	1,590,794
Laboratory Corp. of America Holdings* (a)	11,378	1,022,768
McKesson Corp.	38,470	3,212,630
Medco Health Solutions, Inc.*	23,110	1,562,005
Quest Diagnostics, Inc. (a)	17,580	1,020,519
SXC Health Solutions Corp.*	20,702	1,465,702
UnitedHealth Group, Inc.	123,920	6,908,540
WellCare Health Plans, Inc.*	26,013	1,765,242
WellPoint, Inc.	20,891	1,371,076

		38,682,477
Life Sciences Tools & Services 3.5%
Illumina, Inc.* (a)	10,256	525,620
Life Technologies Corp.*	39,506	1,869,029
Thermo Fisher Scientific, Inc.*	51,351	2,907,493
Waters Corp.*	10,345	926,912

		6,229,054
Medical Supply & Specialty 14.3%
Accuray, Inc.* (a)	70,614	478,763
Baxter International, Inc. (a)	64,322	3,739,038
Becton, Dickinson & Co.	10,223	779,197
CareFusion Corp.*	69,471	1,793,047
CONMED Corp.*	57,962	1,729,586
Covidien PLC	60,620	3,167,395
Hologic, Inc.*	25,458	527,744
Insulet Corp.*	28,819	568,311
Medtronic, Inc.	89,656	3,417,687
Merit Medical Systems, Inc.*	77,284	967,596
Orthofix International NV*	11,968	469,265
St. Jude Medical, Inc. (a)	40,028	1,685,979
Stryker Corp.	39,031	2,093,623
Thoratec Corp.*	29,023	1,001,293
Volcano Corp.* (a)	31,072	870,948
Zimmer Holdings, Inc.* (a)	32,153	1,953,295

		25,242,767
Pharmaceuticals 34.0%
Abbott Laboratories	92,599	5,242,029
Achillion Pharmaceuticals, Inc.* (a)	86,826	911,673
Allergan, Inc.	28,067	2,514,523
Ardea Biosciences, Inc.*	18,488	394,164
Auxilium Pharmaceuticals, Inc.* (a)	65,896	1,302,105
Bristol-Myers Squibb Co.	111,823	3,597,346
Eli Lilly & Co.	47,917	1,880,263
Endo Pharmaceuticals Holdings, Inc.*	30,982	1,148,503
Forest Laboratories, Inc.* (a)	53,672	1,745,414
Impax Laboratories, Inc.*	28,564	666,969
Ironwood Pharmaceuticals, Inc. "A"*	17,171	229,920
Johnson & Johnson	79,387	5,166,506
Merck & Co., Inc.	159,512	6,088,573
Mylan, Inc.*	95,764	2,244,708
Nektar Therapeutics* (a)	108,532	778,174
Novartis AG (Registered)	29,686	1,618,104
Optimer Pharmaceuticals, Inc.* (a)	79,432	1,015,935
Pacira Pharmaceuticals, Inc.* (a)	55,189	590,522
Pfizer, Inc.	386,255	8,149,981
Questcor Pharmaceuticals, Inc.* (a)	24,271	944,142
Roche Holding AG (Genusschein)	9,859	1,715,176
Salix Pharmaceuticals Ltd.*	35,928	1,771,969
Sanofi (ADR)	57,206	2,118,338
Shire PLC (ADR)	22,122	2,315,067
Targacept, Inc.*	10,000	68,200
Teva Pharmaceutical Industries Ltd. (ADR)	35,117	1,573,593
Valeant Pharmaceuticals International, Inc.*	31,872	1,686,348
VIVUS, Inc.* (a)	21,557	485,033
Warner Chilcott PLC "A"*	61,274	1,025,114
Watson Pharmaceuticals, Inc.*	14,495	845,348

		59,833,740

Total Common Stocks (Cost $112,915,499)		170,721,044
Securities Lending Collateral 13.7%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $24,192,116)	24,192,116	24,192,116
Cash Equivalents 3.2%
Central Cash Management Fund, 0.10% (b) (Cost $5,652,428)	5,652,428	5,652,428

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $142,760,043) †	113.8	200,565,588
Other Assets and Liabilities, Net	(13.8)	(24,358,330)

Net Assets	100.0	176,207,258

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $143,148,370.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $57,417,218.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,353,372 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,936,154.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $23,326,314, which is 13.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$40,733,006	$—	$—	$40,733,006
Health Care Services	36,891,712	1,790,765	—	38,682,477
Life Sciences Tools & Services	6,229,054	—	—	6,229,054
Medical Supply & Specialty	25,242,767	—	—	25,242,767
Pharmaceuticals	56,500,460	3,333,280	—	59,833,740
Short-Term Investments(d)	29,844,544	—	—	29,844,544
Total	$195,441,543	$5,124,045	$—	$200,565,588

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012